Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2021